Share-Based Compensation - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2023 shares	May 31, 2022 CNY (¥) item shares	May 31, 2022 USD ($) item shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Non-employees
Share-Based Compensation
Share based compensation by share based payment arrangement number of options granted	1,644,576
Number of non-employees | item		4	4
Allocated share based compensation		¥ 27,620	$ 4,005
Stock options cancelled during period		723,738	723,738
Number of Executive Officers | item		4	4
Employees
Share-Based Compensation
Share based compensation by share based payment arrangement number of options granted				0	0	0
2019 Plan | Non-employees
Share-Based Compensation
Share based compensation by share based payment arrangement number of options granted					1,644,576
Stock options cancelled during period						(723,738)
Stock issued during period shares stock options exercised					2,945,270	367,462
2019 Plan | Employees
Share-Based Compensation
Stock issued during period shares stock options exercised					3,794,653	127,580